Fair Value of Financial Instruments and Risk Management - Summary of Fair Values and Carrying Values of Long-Term Debt (Detail) - CAD CAD in Millions	Dec. 31, 2015	Dec. 31, 2014
Schedule Of Carrying Values And Estimated Fair Values Of Debt Instruments [Line Items]
Carrying Value	CAD 8,724	CAD 8,925
Fair Value	9,993	10,411
$250 Million of MTN Series 21 Notes [Member]
Schedule Of Carrying Values And Estimated Fair Values Of Debt Instruments [Line Items]
Carrying Value		252
Fair Value		252
$50 Million of MTN Series 33 Notes [Member]
Schedule Of Carrying Values And Estimated Fair Values Of Debt Instruments [Line Items]
Carrying Value	51
Fair Value	51
Other Notes and Debentures [Member]
Schedule Of Carrying Values And Estimated Fair Values Of Debt Instruments [Line Items]
Carrying Value	8,673	8,673
Fair Value	CAD 9,942	CAD 10,159